Stockholders’ equity (Details Narrative) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 07, 2023	Jun. 28, 2023	Apr. 28, 2023	Jun. 15, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Authorized capital shares					110,000,000		110,000,000
Common stock, shares authorized					100,000,000		100,000,000		95,000,000	95,000,000
Undesignated preferred stock, shares authorized					10,000,000		10,000,000		5,000,000	5,000,000
Share-based compensation arrangement, options, outstanding							635,001		750,000
Share-based compensation options, granted value					$ 2,750,000		$ 2,750,000		$ 2,700,000
Option expiration period							10 years		10 years
Options exercisable					760,004		760,004		280,000
Unrecognized compensation costs					$ 1,500,000		$ 1,500,000		$ 1,400,000
Reverse stock split		Effective June 28, 2023, the Company completed a 1-for-5 reverse stock split of its outstanding common stock upon the filing of the Company’s Third Amended and Restated Articles of Incorporation with the Florida Secretary of State
Issuance of common stock, shares	1,275,000
Proceeds from issuance of common stock							7,704,279	$ 2,619,000	$ 2,904,000	$ 4,500,000
Shares issued, value					$ 250,000
Share-based compensation options, granted							$ 1,300,000
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Computation of diluted earnings per share					1,235,001	750,000	2,215,001	750,000
IPO [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares							35,715
Shares issued, value							$ 250,000
Board of Directors Chairman [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based payment award, vesting rights, percentage				100.00%					100.00%
Share-based payment award, vesting period				10 years
Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based payment award, vesting rights, percentage							100.00%		25.00%
Employee And Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based payment award, vesting rights, percentage							33.33%		33.30%
Share-based payment award, vesting period							2 years		2 years
Omnibus Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise of incentive stock options									10,000,000
Undesignated Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Undesignated preferred stock, shares authorized					10,000,000		10,000,000		10,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Authorized capital shares									110,000,000
Common stock, shares authorized									100,000,000
Proceeds from Issuance or Sale of Equity									$ 3,200,000
Per share									$ 1.00
Offering costs									$ 300,000
Proceeds from Issuance of Private Placement									$ 2,900,000
Issuance of common stock, shares					35,715
Shares issued, value					$ 4
Common Stock [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares							1,275,000
Shares issued price per share					$ 7.00		$ 7.00
Gross proceeds from IPO							$ 8,900,000
Proceeds from issuance of common stock							7,700,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based compensation arrangement, options, outstanding			1,000,000
Exercise price per share			$ 5.00
Deferred financing costs					$ 3,500,000		$ 3,500,000
Computation of diluted earnings per share					1,235,001	750,000	2,215,001	750,000
Underwriter Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share					$ 7.00		$ 7.00
Warrants to purchase common stock					63,750		63,750